UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

1-800-851-0511
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
July 31, 2015 (Unaudited)

Fair Value
No reportable investments.

Total Investments (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	52,491,263
TOTAL NET ASSETS - 100.0%	$52,491,263

Percentages are stated as a percent of net assets.
(a) $4,315,232 of cash is pledged as collateral for Futures contracts.

Long Futures Contracts
July 31, 2015 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
251	Corn Futures(b)
	Expiring September 2015 (Underlying Face Amount at Market Value $4,656,050)	$(666,091)

256	Cotton No. 2 Futures(b)
	Expiring December 2015 (Underlying Face Amount at Market Value $8,218,880)	(203,731)

58	Gasoline RBOB Futures(b)
	Expiring December 2015 (Underlying Face Amount at Market Value $3,584,574)	(734,642)

123	Soybean Futures(b)
	Expiring September 2015 (Underlying Face Amount at Market Value $5,862,488)	(348,642)

163	Wheat Futures(b)
	Expiring September 2015 (Underlying Face Amount at Market Value $4,068,887)	(683,547)

		$(2,636,653)

(b) Contracts held by Direxion CTS Fund.

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments
July 31, 2015 (Unaudited)
Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	63,521,643
TOTAL NET ASSETS - 100.0%	$63,521,643

Percentages are stated as a percent of net assets.
(a) $5,158,612 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
July 31, 2015 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
33	British Pound Futures
	Expiring September 2015 (Underlying Face Amount at Market Value $3,219,563)	$71,032

280	Corn Futures(b)
	Expiring September 2015 (Underlying Face Amount at Market Value $5,194,000)	(743,050)

291	Cotton No. 2 Futures(b)
	Expiring December 2015 (Underlying Face Amount at Market Value $9,342,555)	(231,359)

66	Gasoline RBOB Futures(b)
	Expiring December 2015 (Underlying Face Amount at Market Value $4,078,998)	(832,302)

137	Soybean Futures(b)
	Expiring September 2015 (Underlying Face Amount at Market Value $6,529,763)	(388,325)

60	U.S. 5 Year T-Note Futures
	Expiring September 2015 (Underlying Face Amount at Market Value $7,190,625)	44,772

183	Wheat Futures(b)
	Expiring September 2015 (Underlying Face Amount at Market Value $4,568,138)	(767,418)
		$(2,846,650)

Short Futures Contracts
July 31, 2015 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
32	Australian Dollar Futures
	Expiring September 2015 (Underlying Face Amount at Market Value $2,328,320)	$96,200

36	Canadian Dollar Futures
	Expiring September 2015 (Underlying Face Amount at Market Value $2,748,960)	139,725

101	Copper Futures(b)
	Expiring September 2015 (Underlying Face Amount at Market Value $5,967,838)	209,196

19	Euro FX Futures
	Expiring September 2015 (Underlying Face Amount at Market Value $2,605,613)	38,404

110	Gold Futures(b)
	Expiring December 2015 (Underlying Face Amount at Market Value $12,046,100)	109,588

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Short Futures Contracts
July 31, 2015 (Unaudited)

26	Japanese Yen Futures
	Expiring September 2015 (Underlying Face Amount at Market Value $2,621,938)	(31,460)

68	NY Harbor ULSD Futures(b)
	Expiring December 2015 (Underlying Face Amount at Market Value $4,697,549)	271,963

77	Natural Gas Futures(b)
	Expiring January 2016 (Underlying Face Amount at Market Value $2,427,040)	272,926

29	Silver Futures(b)
	Expiring September 2015 (Underlying Face Amount at Market Value $2,138,025)	208,461

258	Sugar No. 11 Futures(b)
	Expiring March 2016 (Underlying Face Amount at Market Value $3,583,104)	606,098

41	U.S. 10 Year T-Note Futures
	Expiring September 2015 (Underlying Face Amount at Market Value $5,224,938)	(95,607)

31	U.S. Dollar Index Futures
	Expiring September 2015 (Underlying Face Amount at Market Value $3,020,609)	(98,510)

16	U.S. Long T-Bond Futures
	Expiring September 2015 (Underlying Face Amount at Market Value $2,495,000)	(58,686)

60	WTI Crude Oil Futures(b)
	Expiring January 2016 (Underlying Face Amount at Market Value $2,977,200)	252,975

		$1,921,273

(b) Contracts held by Direxion MFS Fund.

Direxion Indexed CVT Strategy Fund
Schedule of Investments
July 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 38.9%
60,167	iShares iBoxx $ High Yield Corporate Bond ETF	$5,292,891
	TOTAL INVESTMENT COMPANIES (Cost $5,375,813)	$5,292,891

	TOTAL INVESTMENTS (Cost $5,375,813) - 38.9%	$5,292,891
	Other Assets in Excess of Liabilities -61.1% (a)(b)	8,301,549
	TOTAL NET ASSETS - 100.0%	$13,594,440

Percentages are stated as a percent of net assets.
(a) Includes $2,636,000 cash segregated as collateral for swap contracts.
(b) $9,091 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
July 31, 2015 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
11	U.S. 5 Year T-Note Futures
	Expiring Sept 2015 (Underlying Face Amount at Market Value $1,318,281)	$5,372

Long Equity Swap Contracts
July 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 3-7 Year Treasury Bond ETF	641	$78,846	(0.536)%	8/6/2015	$396
Credit Suisse International	iShares Russell 2000 ETF	37,530	4,661,474	(0.186)%	8/6/2015	(29,911)
Credit Suisse International	iShares iBoxx $ Investment Grade Corporate Bond ETF	24,522	2,952,684	(0.536)%	8/6/2015	(82,695)
Credit Suisse International	SPDR S&P 500 ETF Trust	19,461	4,101,972	(0.536)%	8/6/2015	8,282
			$11,794,976			$(103,928)

Direxion Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	(2,636,653)	-	-	(2,636,653)

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	(925,377)	-	-	(925,377)

Direxion Indexed CVT Strategy Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$5,292,891	$-	$-	$5,292,891
Other Financial Instruments*	5,372	(103,928)	-	(98,556)

For further detail on each asset class, see Schedules of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts.
Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at July 31, 2015 (Unaudited) was as follows*:

	Direxion Indexed Commodity Strategy Fund	Direxion Indexed Managed Futures Strategy Fund	Direxion Indexed CVT Strategy Fund
Cost of investments	$0	$0	$6,332,923
Gross unrealized appreciation	0	0	0
Gross unrealized depreciation	(0)	(0)	(1,040,032)
Net unrealized appreciation/(depreciation)	$0	$0	($1,040,032)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title) /s/ Eric W. Falkeis
                                                                 Eric W. Falkeis,
                                                                 Principal Executive Officer

Date               8/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Eric W. Falkeis
                                                                 Eric W. Falkeis,
                                                                 Principal Executive Officer

Date               8/24/15

By (Signature and Title)*  /s/ Patrick J. Rudnick
                                                                    Patrick J. Rudnick,
                                    Principal Financial Officer, Treasurer

Date               8/24/15

* Print the name and title of each signing officer under his or her signature.